Derivatives and Other Financial Instruments (Summary of Amount of Gain/(Loss) Recognized in Income as Loss on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amount of gain/(loss) recognized in accumulated other comprehensive income	$ (544)	$ (360)	$ 283
Total (loss)/gain on derivative instruments	(544)	(453)	203
Interest Rate Swaps [Member]
Amount of gain/(loss) recognized in accumulated other comprehensive income		(360)	(507)
Ineffective Interest Rate Swaps [Member]
Amount of gain/(loss) recognized in accumulated other comprehensive income	(544)		790
Other [Member]
Total (loss)/gain on derivative instruments		$ (93)	$ (80)